SUPPLEMENT

DATED JUNE 1, 2009

TO THE CURRENTLY EFFECTIVE

CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS

CLASS I SHARES PROSPECTUS

CLASS Y SHARES PROSPECTUS

EACH DATED MARCH 1, 2009

FOR THE HARTFORD MUTUAL FUNDS (COLLECTIVELY THE "PROSPECTUSES")

The Prospectuses referenced above are revised as follows:

The Hartford Strategic Income Fund

Effective June 1, 2009, Peter Perrotti and Edward Vaimberg will no longer be involved in the portfolio management of The Hartford Strategic Income Fund (the “Fund”). Michael Bacevich, Michael Gray, Mark Niland and Nasri Toutoungi will continue to serve as Portfolio Managers of the Fund.

Accordingly, in your Prospectus in the section entitled “The Hartford Strategic Income Fund – Portfolio Management” the information regarding Mr. Perrotti and Mr. Vaimberg is deleted.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED JUNE 1, 2009

TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")

FOR THE HARTFORD MUTUAL FUNDS

DATED MARCH 1, 2009

The SAI is revised as follows:

The Hartford Strategic Income Fund

Effective June 1, 2009, Peter Perrotti and Edward Vaimberg will no longer be involved in the portfolio management of The Hartford Strategic Income Fund (the “Fund”). Michael Bacevich, Michael Gray, Mark Niland and Nasri Toutoungi will continue to serve as Portfolio Managers of the Fund.

Accordingly, all references and disclosures concerning Mr. Perrotti and Mr. Vaimberg are hereby deleted.

This Supplement should be retained with your SAI for future reference.